| |
|---|
| File Number: 84-609 |
| For the reporting period ended December 31, 2004 |

05043072

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0337 |
| Expires: | September 30, 2006 |
| Estimated average burden hours per full response | 6.00 |
| Estimated average burden hours per intermediate response | 1.50 |
| Estimated average burden hours per minimum response | .50 |

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM TA-2

## FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

**ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)**

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Risk, George Industries, Inc.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

SECURITIES AND EXCHANGE COMMISSION RECEIVED AUG 22 2005 BRANCH OF REGISTRATIONS AND EXAMINATIONS 09

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

| Name of Transfer Agent(s): | File No. (beginning with 84- or 85- ): |
|---|---|
| | |
| | |
| | |
| | |
| | |
| | |
| | |
| | |

PROCESSED SEP 09 2005 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

| Name of Transfer Agent(s): | File No. (beginning with 84- or 85- ): |
|---|---|
| | |
| | |
| | |
| | |

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - [ ] Comptroller of the Currency
   - [ ] Federal Deposit Insurance Corporation
   - [ ] Board of Governors of the Federal Reserve System
   - [x] Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

   - [ ] Yes, filed amendment(s)
   - [ ] No, failed to file amendment(s)
   - [x] Not applicable

   c. If the answer to subsection (b) is no, provide an explanation:

______________________________________________

______________________________________________

______________________________________________

______________________________________________

**If the response to any of questions 4-11 below is none or zero, enter "0."**

4. Number of items received for transfer during the reporting period: ........ 84

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: ........ 1497

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: ........ 0

   c. Number of individual securityholder DRS accounts as of December 31: ........ 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

| Corporate Equity Securities | Corporate Debt Securities | Open-End Investment Company Securities | Limited Partnership Securities | Municipal Debt Securities | Other Securities |
|---|---|---|---|---|---|
| 100% | | | | | |

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

| | Corporate Securities | | Open-End Investment Company Securities | Limited Partnership Securities | Municipal Debt Securities | Other Securities |
|---|---|---|---|---|---|---|
| | Equity | Debt | | | | |
| a. Receives items for transfer and maintains the master securityholder files: | 84 | 0 | 0 | 0 | 0 | 0 |
| b. Receives items for transfer but does not maintain the master securityholder files: | 0 | 0 | 0 | 0 | 0 | 0 |
| c. Does not receive items for transfer but maintains the master securityholder files: | 0 | 0 | 0 | 0 | 0 | 0 |

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: ........ 0
   b. Number of issues for which DRS services were provided, as of December 31: ........ 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues ........ 0
      ii. amount (in dollars) ........ 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

| | Prior Transfer Agent(s) (If applicable) | Current Transfer Agent |
|---|---|---|
| i. Number of issues ............ | — | 8,502,832 |
| ii. Market value (in dollars) ............ | — | $52,717,558 |

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): ........ 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

   Not Applicable

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

   **If the answer to subsection (a) is no, complete subsections (i) through (ii).**

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. ........ ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. ........ ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: ........ 0
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): ........ 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

| Date of Database Search | Number of Lost Securityholder Accounts Submitted for Database Search | Number of Different Addresses Obtained from Database Search |
|---|---|---|
| February - 2004 | 1 | 1 |
| July - 2004 | 2 | 2 |
| October - 2004 | 45 | 13 |
| November - 2004 | 36 | 17 |
| December - 2004 | 3 | 3 |
| | | |
| | | |

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: .......... 29

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

| Manual signature of Official responsible for Form: | Title: Stock Transfer Agent<br>Telephone number: (308) 235-4645 |
|---|---|
| Eileen M. Risk (signature) | |
| Name of Official responsible for Form: (First name, Middle name, Last name)<br>Eileen M. Risk | Date signed (Month/Day/Year): 08/16/2005 |

| File Number 84-609 | Supplement to Form TA-2 |
|---|---|
| For the reporting period ended December 31, 2004 | Full Name of Registrant Risk, George Industries, Inc. |

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

| Name(s): | File No. (beginning with 84- or 85- ): |
|---|---|
| None | |

GEORGE RISK INDUSTRIES, INC.
GRI PLAZA • KIMBALL, NEBRASKA 69145-1599
TELEPHONE (308) 235-4645
KEYBOARDS SALES FAX# (308) 235-2609
SECURITY SALES FAX# (308) 235-3561

AUGUST 16, 2005

SECURITIES AND EXCHANGE COMMISSION
450 – 5TH STREET, N. W.
WASHINGTON, D.C. 20549-0013

SUBJECT: LATE FILING OF FORM TA-2
OUR FILE NUMBER IS 84-609

TO WHOM IT MAY CONCERN:

The enclosed FORM TA-2 is obviously being submitted a bit late.

Do to health problems with EILEEN RISK, our companies registered stock transfer agent, things have been in a bit of disarray. Eileen became quite ill last summer (2004) and subsequently was placed in an ASSISTED LIVING FACILITY. I am her daughter-in-law, and I have been helping her as much as possible with stock issues. She was waiting for the FORM TA-2 to be sent in the mail, because she said that the form was due by June 30. However, upon doing further investigation a few days ago, I discovered that this form is due by March 31 of each year now and that it is no longer being sent. I guess we, as a company must obtain this form on our own!!!!! I will be assuming the duties of registered stock transfer agent for our company, George Risk Industries, Inc. I called our Regional Transfer Agent Examiner in Denver, Timothy Dunn, and he was able to assist me with obtaining a FORM TA-2, which is enclosed with this letter. I will also for filling FORM TA-1.

If there are any further questions or concerns about this late filling, please do not hesitate to contact me at 308-235-4645.

Sincerely,

Bonnie P. Risk

BONNIE P. RISK
STOCK RELATIONS